Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012

to the Prospectus dated May 1, 2012, as supplemented

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC (“AGI Capital”), the investment sub-adviser to the Small Cap Growth Fund, will change its name to “Allianz Global Investors U.S. LLC.” Accordingly, upon the effective date of AGI Capital’s name change, all references in the Prospectus to “Allianz Global Investors Capital” are hereby replaced with “Allianz Global Investors U.S. LLC.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM6020

Penn Series Funds, Inc.

Small Cap Growth Fund

Supplement dated December 21, 2012 to the

Statement of Additional Information (“SAI”), as supplemented

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI

Name Change of the Investment Sub-Adviser for the Small Cap Growth Fund

Effective on or about January 2, 2013, Allianz Global Investors Capital LLC (“AGI Capital”), the investment sub-adviser to the Small Cap Growth Fund, will change its name to “Allianz Global Investors U.S. LLC.” Accordingly, upon the effective date of AGI Capital’s name change, all references in the SAI to “Allianz Global Investors Capital” are hereby replaced with “Allianz Global Investors U.S. LLC.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

PM6021